Shareholders Equity (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Apr. 11, 2019	Feb. 28, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 27, 2019
Number of sale of shares					115,000		2,590,364	4,577,043
Proceeds from sale of stock					$ 115,000		$ 430,000	$ 1,550,000
Number of shares issued to common stock	30,000
Stock-based compensation expense				$ 2,000,000	$ 826,513	$ 1,171,386	$ 57,201	$ 4,624,708
Number of shares of consulting services				2,000,000
Issuance of bonus shares					600,000
Stock issued during the period, acquistions					375,000
Stock options, outstanding				557,506	642,510		224,000	557,506
Number of stock options granted					85,400		224,000	333,506
Exercise prices granted					$ 0.60		$ 0.34	$ 0.53
Vested shares amount					$ 61,973
Risk free interest rate					2.00%			2.00%
Expected life					5 years			5 years
Dividend yield					0.00%			0.00%
Expected volatility					79.00%
Intrinsic value of options outstanding				$ 307,000	$ 340,000		$ 0	$ 307,000
IPO [Member]
Number of stock options granted					5,834			30,834
Vested shares amount					$ 3,500			$ 18,500
Minimum [Member]
Exercise prices granted					$ 0.17			$ 0.17
Expected volatility								204.00%
Maximum [Member]
Exercise prices granted					$ 0.60			$ 0.60
Expected volatility								228.00%
Founders [Member]
Number of stock options granted					280,000			280,000
Sponsorship Agreements [Member]
Number of shares issued to common stock					126,498
Number of shares of consulting services					110,000
Number of stock options granted					362,510			277,506
Sponsorship Consulting Agreement [Member]
Stock-based compensation expense					$ 236,498
Employment Agreement [Member]
Number of shares issued to common stock		1,375,000	600,000
Stock-based compensation expense					38,042	38,042	$ 57,063	$ 76,063
Employment Agreement [Member] | Former Owner [Member]
Stock-based compensation expense					$ 38,042	$ 38,042
Executives [Member]
Number of shares issued to common stock					490,000
Stock-based compensation expense					$ 490,000